Average Annual Total Returns - Class K - BlackRock California Municipal Opportunities Fund	Sep. 28, 2020
After Taxes on Distributions
Average Annual Return:
1 Year	6.39%
5 Years	3.85%
10 Years	5.13%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.79%
5 Years	3.70%
10 Years	4.88%
SPCaliforniaMunicipalBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.40%
5 Years	3.66%
10 Years	5.01%
SPMunicipalBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
Class K Shares
Average Annual Return:
1 Year	6.48%
5 Years	4.03%
10 Years	5.25%